Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	2.08%	(1.43%)	2.27%
Fair Value	$ 154,712,692	$ 187,647,232	$ 201,393,964
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 52,100,000
Fair Value as a % of Trust Capital			23.35%
Fair Value			$ 52,105,088
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 49,710,000
Fair Value as a % of Trust Capital			22.30%
Fair Value			$ 49,761,458
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 48,260,000
Fair Value as a % of Trust Capital			21.64%
Fair Value			$ 48,302,416
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 51,220,000
Fair Value as a % of Trust Capital			22.95%
Fair Value			$ 51,225,002
U.S. Treasury notes, 1.000%, 02/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 52,100,000
Fair Value as a % of Trust Capital		24.58%
Fair Value		$ 52,079,648
U.S. Treasury notes, 1.000%, 05/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 49,710,000
Fair Value as a % of Trust Capital		23.44%
Fair Value		$ 49,646,893
U.S. Treasury notes, 1.000%, 08/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 48,260,000
Fair Value as a % of Trust Capital		22.69%
Fair Value		$ 48,071,484
U.S. Treasury notes, 1.250%, 11/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 38,020,000	$ 38,020,000
Fair Value as a % of Trust Capital	21.33%	17.87%
Fair Value	$ 37,979,901	$ 37,849,207
U.S. Treasury notes, 0.750%, 02/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 39,200,000
Fair Value as a % of Trust Capital	21.89%
Fair Value	$ 38,972,609
U.S. Treasury notes, 0.875%, 05/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 38,910,000
Fair Value as a % of Trust Capital	21.64%
Fair Value	$ 38,530,779
U.S. Treasury notes, 0.750%, 08/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 39,860,000
Fair Value as a % of Trust Capital	22.03%
Fair Value	$ 39,229,403
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	86.89%	88.58%	90.24%
Fair Value	$ 154,712,692	$ 187,647,232	$ 201,393,964